UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5754

MFS HIGH INCOME MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

May 31, 2015

MFS® HIGH INCOME MUNICIPAL TRUST

CXE-SEM

MFS® HIGH INCOME MUNICIPAL TRUST

New York Stock Exchange Symbol: CXE

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Global economic conditions were sluggish in early 2015. U.S. growth decelerated sharply, and a strong dollar made exports more expensive. Also contributing to weakness were a slow, tentative eurozone economic recovery, a steady deceleration in China’s pace of growth and a struggling Japanese economy.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions,

China’s economic growth rate has continued to decelerate to multi-decade lows, and Chinese equity markets are showing signs of strain.

In Puerto Rico, concerns about the island nation’s ability to pay its outstanding debt obligations resurfaced, which weighed on municipal bond markets.

The U.S. Federal Reserve has remained accommodative in the face of global headwinds and low inflation.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

July 16, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure at value

Top ten industries reflecting equivalent exposure of derivative positions (i)
Healthcare Revenue – Hospitals	32.2%
Healthcare Revenue – Long Term Care	15.5%
Tobacco	9.0%
Universities – Colleges	9.0%
Water & Sewer Utility Revenue	8.8%
Miscellaneous Revenue – Other	8.7%
State & Local Agencies	7.5%
Airport Revenue	6.5%
Universities – Secondary Schools	5.3%
U.S. Treasury Securities (j)	(19.6)%

Portfolio structure reflecting equivalent exposure of derivative positions (i)(j)

Composition including fixed income credit quality (a)(i)
AAA	7.3%
AA	25.8%
A	35.0%
BBB	34.2%
BB	11.1%
B	13.4%
CCC	1.6%
CC	0.5%
Not Rated (j)	6.6%
Cash & Other	(35.5)%

Portfolio facts (i)
Average Duration (d)	9.8
Average Effective Maturity (m)	18.2 yrs.

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. This calculation is based on net assets applicable to common shares as of 5/31/15.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(j)	For the purpose of managing the fund’s duration, the fund holds short treasury futures with a bond equivalent exposure of (19.6)%, which reduce the fund’s interest rate exposure but not its credit exposure.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity. This calculation is based on gross assets, which consists of net assets applicable to common shares plus the value of preferred shares, as of 5/31/15.

From time to time Cash & Other may be negative due to the aggregate liquidation value of auction rate preferred shares and variable rate municipal term preferred shares, timing of cash receipts, and/or equivalent exposure from any derivative holdings.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets applicable to common shares as of 5/31/15.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
Gary Lasman	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment management area of MFS since 2002.

Geoffrey Schechter	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment management area of MFS since 1993.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase common and/or preferred shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Municipal Bonds - 152.8%
Issuer	Shares/Par	Value ($)
Alabama - 1.8%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 9/01/37	$80,000	$88,155
Birmingham, AL, Waterworks Board Water Rev., “A”, 5.125%, 1/01/34 (Prerefunded 1/01/19)	280,000	318,056
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 1/01/34	475,000	525,294
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/29	75,000	81,480
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, 0%, 10/01/25	10,000	6,210
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/26	130,000	76,672
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/29	185,000	89,603
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/34	260,000	87,501
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/35	500,000	157,670
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/15	25,000	25,333
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/16	60,000	62,936
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/17	85,000	91,423
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/18	85,000	93,223
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	95,000	105,890
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/23	140,000	156,313
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 3/01/36	800,000	808,568
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/39	225,000	244,485

		$3,018,812
Arizona - 2.4%
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 5%, 7/01/35	$125,000	$126,775

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 5%, 7/01/45	$205,000	$204,674
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/42	165,000	173,658
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/33	80,000	79,245
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/43	160,000	154,378
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/34	445,000	466,507
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/44	280,000	287,812
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Projects), 5%, 7/01/35	195,000	194,501
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Projects), 5%, 7/01/45	215,000	211,375
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/34	145,000	163,318
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/44	235,000	267,771
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/34	435,000	429,310
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/41	330,000	330,201
Surprise, AZ, Municipal Property Corp., 4.9%, 4/01/32	800,000	813,736
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/42	110,000	119,334
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/46	85,000	92,052

		$4,114,647
Arkansas - 0.2%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/35	$40,000	$43,380
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/33	60,000	65,323
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/35	50,000	54,226
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/46	610,000	136,921

		$299,850

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - 15.7%
Bay Area Toll Authority, CA, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 4/01/34	$1,250,000	$1,390,713
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/31	350,000	201,292
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/32	355,000	194,984
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/33	715,000	376,548
California Educational Facilities Authority Rev., 5%, 2/01/26	295,000	306,157
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/31	190,000	210,744
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 10/01/38	1,650,000	1,845,162
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/39	125,000	143,473
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/42	1,000,000	1,046,380
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/31	835,000	988,156
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	1,875,000	1,934,306
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/34	155,000	209,225
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	650,000	853,034
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/28	100,000	109,485
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/35	45,000	47,957
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/23 (Put Date 12/01/17)	270,000	290,860
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 11/01/23	845,000	869,471
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/45	595,000	622,418
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/45	345,000	356,840
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/33	1,290,000	1,469,142
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/30	45,000	48,510
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/45	130,000	137,271

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/44	$150,000	$154,218
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/38 (a)(d)	63,113	1
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/33	100,000	112,777
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 7/01/41	1,545,000	1,650,462
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	1,015,000	1,042,953
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/33	125,000	133,319
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “D”, 4.75%, 8/01/20	175,000	175,662
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/34	310,000	362,021
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	380,000	323,889
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, 5%, 9/01/44	260,000	283,442
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/42	215,000	232,000
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/36	65,000	68,395
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/35	40,000	43,055
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/22	330,000	385,849
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/23	330,000	386,437
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/44	80,000	86,617
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/34	50,000	54,784
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-2”, CALHF, 3%, 11/15/20	45,000	45,454
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-3”, CALHF, 2.5%, 11/15/20	105,000	105,760
Los Angeles, CA, Department of Water & Power Rev. (Power System), “B”, 5%, 7/01/38	445,000	496,028
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/34	210,000	236,506
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	1,125,000	1,237,253

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/28	$465,000	$546,845
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, AGM, 0%, 9/01/22	1,910,000	1,558,445
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	35,000	37,971
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	960,000	1,063,718
State of California, 5.25%, 10/01/28	425,000	493,918
State of California, 5.25%, 9/01/30	1,005,000	1,158,433
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/44	430,000	469,728

		$26,598,068
Colorado - 7.9%
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/30	$50,000	$54,746
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/34	50,000	54,746
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 5%, 12/01/31	85,000	94,507
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 4%, 12/01/39	200,000	192,080
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/38	95,000	102,919
Colorado Health Care Facilities Rev. (American Baptist Homes), 8%, 8/01/43	250,000	295,653
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 8/01/37	265,000	266,312
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/35	195,000	205,842
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 12/01/35	1,400,000	1,433,138
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/43	130,000	143,507
Colorado Housing & Finance Authority, “A”, 5.5%, 11/01/29	140,000	144,690
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	795,000	904,503
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	385,000	437,248
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/32	620,000	657,560
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/28	205,000	227,970
Denver, CO, City & County Airport, “B”, ETM, 6.125%, 11/15/25	2,840,000	2,853,036
Denver, CO, City & County Airport, “C”, ETM, 6.125%, 11/15/25	2,280,000	2,828,887

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/45	$125,000	$134,121
E-470 Public Highway Authority, CO, Capital Appreciation, “B”, NATL, 0%, 9/01/18	1,500,000	1,398,210
Salida, CO, Hospital District Rev., 5.25%, 10/01/36	885,000	890,390
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5.125%, 11/01/38	100,000	102,107

		$13,422,172
Connecticut - 0.3%
Mohegan Tribal Finance Authority Economic Development Bonds, 7%, 2/01/45	$500,000	$484,180

Delaware - 0.4%
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 6/01/28	$665,000	$665,253

District of Columbia - 2.1%
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 6/01/37	$1,000,000	$1,016,170
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 7/01/43	140,000	162,116
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 7/01/33	55,000	64,232
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/25	90,000	90,136
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/35	80,000	79,390
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/39	50,000	49,757
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/30	160,000	166,874
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/35	850,000	873,588
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/45	985,000	1,003,715

		$3,505,978
Florida - 9.6%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/34	$90,000	$98,492
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/44	215,000	236,932

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/49	$145,000	$160,980
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/30	105,000	107,888
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/33	50,000	51,518
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/34	75,000	77,947
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/39	685,000	758,295
Capital Trust Agency, FL, Charter School Rev. (River City Educational Services, Inc. Project) “A”, 5.375%, 2/01/35	115,000	115,077
Capital Trust Agency, FL, Charter School Rev. (River City Educational Services, Inc. Project) “A”, 5.625%, 2/01/45	220,000	220,387
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 7/15/32 (d)(q)	705,000	281,979
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/43	420,000	464,264
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/44	610,000	723,027
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/35	170,000	183,467
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/46	235,000	251,795
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	135,000	151,623
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/20	875,000	997,246
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/32	140,000	142,647
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/43	295,000	300,130
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School),“A”, 8.5%, 6/15/44	555,000	645,959
Florida State University Board of Governors, System Improvement Rev., 6.25%, 7/01/30	1,500,000	1,724,895
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/38	380,000	400,292
Homestead, Community Development District, FL, Special Assessment, “A”, 6%, 5/01/37	470,000	463,049
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/33	215,000	234,268
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/34	185,000	199,754

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/35	$265,000	$285,050
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/25	115,000	113,449
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/35	100,000	98,011
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/45	120,000	115,322
Marshall Creek, FL, Community Development District Rev. (St. John’s County), “A”, 5%, 5/01/32	105,000	106,307
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/44	370,000	385,721
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/40 (Prerefunded 10/01/21)	1,015,000	1,325,793
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/29	125,000	132,419
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/37	100,000	104,928
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/49	150,000	172,997
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/46	100,000	99,995
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 7%, 11/01/45	135,000	156,541
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 10/01/27 (n)	365,000	385,688
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 5/01/35	220,000	206,778
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/29	175,000	192,826
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/39	100,000	110,360
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/45	780,000	867,968
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/26	25,000	27,751
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/29	25,000	27,180
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/34	50,000	54,091
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/44	150,000	161,477
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/40	430,000	458,230

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/44	$165,000	$175,001
Tampa, FL (University of Tampa Project), 5%, 4/01/40	205,000	221,529
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/45	395,000	384,667
Trout Creek Community Development District, FL, Capital Improvement Rev. , 5.5%, 5/01/35	215,000	210,911
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/16	155,000	156,914
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 5/01/37 (a)(d)	1,210,000	455,904

		$16,185,719
Georgia - 2.3%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/33	$120,000	$131,814
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/43	120,000	131,260
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/22	465,000	556,689
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/29	255,000	316,710
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/30	60,000	64,487
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/33	105,000	112,494
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/38	110,000	116,542
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	20,000	23,107
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	830,000	951,072
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/28	430,000	498,877
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., 5.625%, 8/01/34 (Prerefunded 8/01/18)	195,000	221,436
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/34	25,000	27,456
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	335,000	352,979
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 6/15/39	415,000	453,516

		$3,958,439

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Guam - 1.1%
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/40	$375,000	$418,005
Guam Government, “A”, 7%, 11/15/39	110,000	131,434
Guam International Airport Authority Rev., “C”, 5%, 10/01/16	35,000	36,684
Guam International Airport Authority Rev., “C”, 5%, 10/01/17	60,000	64,736
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.875%, 7/01/35	1,125,000	1,130,063

		$1,780,922
Hawaii - 1.0%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/29	$105,000	$133,271
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/44	180,000	228,469
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/39	950,000	1,091,218
State of Hawaii, “DZ”, 5%, 12/01/31	255,000	291,587

		$1,744,545
Idaho - 1.6%
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2/15/21	$1,750,000	$2,228,293
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B2”, 6%, 10/01/21	265,000	266,288
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B3”, 5.25%, 10/01/20	145,000	145,638

		$2,640,219
Illinois - 9.9%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 1/01/18	$200,000	$199,348
Bolingbrook, IL, Sales Tax Rev., 6.25%, 1/01/24	750,000	746,805
Chicago, IL, “A”, AGM, 5%, 1/01/22	60,000	60,226
Chicago, IL, “A”, AGM, 5%, 1/01/25	50,000	50,428
Chicago, IL, “A”, AGM, 4.75%, 1/01/30	70,000	70,106
Chicago, IL, “A”, AGM, 5%, 1/01/27	25,000	25,280
Chicago, IL, “A”, AGM, 5%, 1/01/34	240,000	239,988
Chicago, IL, Board of Education, AGM, 5%, 12/01/35	475,000	477,527
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago, “C”, 5%, 12/01/30	1,000,000	1,115,940
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/32	95,000	106,868
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/33	50,000	56,247

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/43	$190,000	$212,443
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/29	215,000	231,153
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/30	430,000	459,760
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/31	80,000	85,160
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/36	250,000	251,273
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2/15/45	1,050,000	1,126,125
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/33	245,000	248,236
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/43	265,000	269,060
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.5%, 5/15/27	35,000	37,547
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/42	230,000	241,771
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 8/15/34	620,000	755,687
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/43	255,000	299,367
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	590,000	636,268
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/38 (Prerefunded 8/15/19)	615,000	751,235
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/35	530,000	567,609
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 11/15/35	1,250,000	1,257,213
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/31	785,000	904,540
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	1,710,000	2,018,741
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/34	395,000	401,620
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/42	165,000	174,857
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 4/01/29	2,370,000	2,705,497

		$16,783,925

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - 4.9%
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/41	$350,000	$388,938
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/34	255,000	280,059
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/40	385,000	414,487
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/30	50,000	53,172
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/39	125,000	129,683
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/35	235,000	251,180
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	590,000	620,415
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	155,000	162,341
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/48	105,000	109,899
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 1/01/19	195,000	206,546
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 5/15/41	145,000	154,395
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2/15/39	2,255,000	2,329,032
Indiana Health & Educational Facility Authority, Hospital Rev. (Community Foundation), 5.5%, 3/01/37 (Prerefunded 3/01/17)	630,000	682,366
Indiana Health & Educational Facility Authority, Hospital Rev. (Community Foundation), 5.5%, 3/01/37	590,000	620,715
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/42	130,000	134,945
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/28	370,000	429,522
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/34	325,000	393,013
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	750,000	912,465

		$8,273,173
Iowa - 0.8%
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 12/01/19	$250,000	$269,013
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.5%, 12/01/22	275,000	292,867

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Iowa - continued
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 12/01/25	$185,000	$199,652
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 12/01/26	185,000	199,706
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 12/01/27	20,000	21,466
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 12/01/28	335,000	359,418

		$1,342,122
Kansas - 0.3%
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/43	$200,000	$217,532
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-B2”, 3.375%, 11/15/20	45,000	45,007
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/44	255,000	280,765

		$543,304
Kentucky - 2.5%
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/42	$160,000	$164,021
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/45	95,000	97,985
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 8/15/24	375,000	411,679
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/27	125,000	138,363
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	735,000	833,571
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2/01/37 (Prerefunded 2/01/18)	1,685,000	1,910,739
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	420,000	433,356
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/39	260,000	295,040

		$4,284,754
Louisiana - 3.3%
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	$380,000	$444,083
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	240,000	285,264
Louisiana Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/35	105,000	104,508

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/45	$420,000	$417,157
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/45	530,000	529,428
Louisiana Military Department Custody Receipts, 5%, 8/01/24	1,500,000	1,575,120
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/34	775,000	838,581
New Orleans LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/40	305,000	329,839
New Orleans LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/45	130,000	139,836
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/40 (Put Date 6/01/22)	760,000	828,658

		$5,492,474
Maine - 0.3%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 1/01/25 (Put Date 2/01/17)	$450,000	$467,591

Maryland - 0.9%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/40	$175,000	$185,929
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/25	125,000	136,185
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 7/01/39 (Prerefunded 7/01/19)	945,000	1,149,848

		$1,471,962
Massachusetts - 5.0%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/36	$370,000	$420,065
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/37	895,000	929,941
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/31	168,995	163,104
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/39	42,309	40,473
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/46	11,291	9,640
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/56	56,165	341

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/33	$100,000	$107,821
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	135,000	146,214
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 4/01/37	710,000	799,460
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/32	555,000	662,592
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/27	505,000	517,847
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/42	870,000	896,561
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/42 (Prerefunded 5/01/19)	105,000	122,987
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/30	195,000	194,994
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/31	135,000	134,052
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 10/01/33	500,000	501,900
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29 (Prerefunded 10/01/15)	185,000	189,806
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	920,000	1,067,669
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 7/01/41	50,000	54,505
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 8/15/32	845,000	902,114
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 10/15/32	490,000	558,884

		$8,420,970
Michigan - 3.1%
Detroit, MI, Sewage Disposal System Rev., “B”, NATL, 5.5%, 7/01/22	$1,200,000	$1,395,276
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/39	730,000	780,239
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/23	120,000	123,594
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/25	15,000	15,385
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/36	35,000	36,758

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/41	$50,000	$52,264
Grand Valley, MI, State University Rev., 5.5%, 12/01/27	175,000	188,074
Grand Valley, MI, State University Rev., 5.625%, 12/01/29	85,000	91,509
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/33	125,000	135,913
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/35	1,250,000	1,383,525
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 9/01/39 (Prerefunded 9/01/18)	660,000	809,596
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	45,000	48,751
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	50,000	55,849
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	40,000	43,137
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	110,000	117,997

		$5,277,867
Minnesota - 0.0%
Minneapolis & St. Paul, MN, Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 12/01/38	$80,426	$80,517

Mississippi - 2.3%
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 4/01/22	$1,675,000	$1,685,017
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/28	155,000	173,995
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/22	175,000	198,595
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/23	455,000	518,231
Mississippi State University, Educational Building Corp. Rev., 5%, 8/01/36	560,000	623,325
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 9/01/32	275,000	307,618
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 9/01/36	100,000	112,711
V Lakes Utility District, MS, Water Systems Rev., 7%, 7/15/37	300,000	300,207

		$3,919,699

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
National - 1.0%
Centerline Capital Group, Inc., FHLMC, 6.3%, 10/31/52 (n)	$1,000,000	$1,140,550
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.75%, 12/01/16 (z)	546,075	545,654

		$1,686,204
Nebraska - 0.3%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.1), “A”, 5.25%, 12/01/18	$415,000	$465,082

Nevada - 0.9%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/45	$195,000	$193,803
Las Vegas Valley, NV, Water District, “C”, 5%, 6/01/29	1,175,000	1,343,554

		$1,537,357
New Hampshire - 0.6%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	$745,000	$834,452
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/29 (Put Date 10/01/19)	100,000	100,511
New Hampshire Industrial Development Authority Rev. (Pennichuck Water Works, Inc.), ETM, 7.5%, 7/01/18	125,000	136,730

		$1,071,693
New Jersey - 9.1%
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 1/01/37	$1,495,000	$1,503,118
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/31	1,195,000	1,441,983
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/34	40,000	41,295
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/44	85,000	88,421
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/30	100,000	108,477
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/35	125,000	133,229
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/48	40,000	42,116

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 11/15/26	$50,000	$51,293
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project) , 5.375%, 1/01/43	315,000	342,865
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/27	55,000	63,472
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/28	55,000	61,008
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/31	160,000	177,229
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	645,000	677,811
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/23	455,000	497,424
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/29	640,000	696,218
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/30	135,000	151,022
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/30	120,000	135,997
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	2,570,000	2,573,418
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	2,750,000	2,100,615
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	4,670,000	3,568,627
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	3,565,000	886,081
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	45,000	10,803

		$15,352,522
New Mexico - 0.1%
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 8/15/17	$150,000	$150,362

New York - 10.0%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/30	$155,000	$179,555
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 10/01/41	250,000	276,285
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/40	25,000	27,166

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Build NYC Resource Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 4/15/43	$120,000	$121,238
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 5%, 1/01/35	235,000	250,374
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/47	460,000	484,564
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	480,000	547,939
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/34	85,000	92,660
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/40	205,000	220,816
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/45	105,000	112,561
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/30	245,000	281,297
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/35	150,000	170,267
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 5%, 12/01/40	100,000	104,156
New York Dormitory Authority, State Personal Income Tax Rev., “C”, 5%, 3/15/34	1,330,000	1,500,692
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 6/15/41	865,000	953,533
New York Environmental Facilities, “C”, 5%, 5/15/41	1,195,000	1,319,065
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	680,000	693,858
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/40	505,000	545,602
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “3”, 7.25%, 11/15/44	280,000	336,157
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/49	685,000	777,674
New York Urban Development Corp. (University Facilities Grants), 5.875%, 1/01/21	1,000,000	1,192,070
New York Urban Development Corp., State Personal Income Tax Rev., “C”, 5%, 3/15/31	935,000	1,059,205
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 8/01/31	1,005,000	1,084,224
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 1/15/39	560,000	623,728
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “DD”, 4.75%, 6/15/35	1,010,000	1,076,377
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	890,000	920,233

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/25	$40,000	$42,912
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/31	35,000	37,423
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/42	320,000	328,435
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/36	315,000	368,903
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/42	360,000	421,603
Ulster County, NY, Capital Resource Corp Rev. (Health Alliance Senior Living- Woodland Pond at New Paltz), “B”, 7%, 9/15/44	420,000	429,429
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 9/15/37	300,000	296,733

		$16,876,734
North Carolina - 1.8%
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2/01/38	$1,332,135	$1,353,302
New Hanover County, NC, Hospital Rev., AGM, 5.125%, 10/01/31	1,130,000	1,244,853
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/25	70,000	75,814
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/30	85,000	88,867
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/35	55,000	56,948
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/37	95,000	95,489
University of North Carolina, Greensboro, Rev., 5%, 4/01/39	135,000	151,365

		$3,066,638
North Dakota - 0.1%
North Dakota Housing Finance Agency Rev., (Home Mortgage Finance Program), B”, 4%, 1/01/36	$155,000	$168,682

Ohio - 5.2%
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 6/01/31	$225,000	$240,073
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/30	1,155,000	971,147
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 6/01/34	635,000	506,559

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/47	$815,000	$658,528
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 6/01/47	1,200,000	1,046,100
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 11/01/40	750,000	845,168
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/40	165,000	188,344
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 5/15/20	370,000	374,910
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/42	975,000	1,102,988
Lake County, OH, Hospital Facilities Rev. (Lake Hospital Systems, Inc.), 5.625%, 8/15/29	565,000	625,698
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/33	225,000	234,032
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/44	120,000	123,786
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/48	225,000	230,987
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 8/01/20	665,000	762,057
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/29	45,000	48,377
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/35	120,000	121,814
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/43	145,000	146,090
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/43	175,000	183,309
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 5.75%, 12/01/32	380,000	406,353

		$8,816,320
Oklahoma - 1.4%
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/27	$195,000	$202,960
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/29	115,000	119,261
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/36	305,000	315,336
Oklahoma Development Finance Authority Continuing Care Retirement Community Rev. (Inverness Village), 5.75%, 1/01/37	380,000	391,867

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oklahoma - continued
Oklahoma Housing Finance Agency Rev. (Homeownership Loan Program), “C”, GNMA, 5%, 9/01/26	$330,000	$331,267
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/45	70,000	74,002
Tulsa, OK, Municipal Airport Trust Rev. , 5%, 6/01/35 (Put Date 6/01/25)	135,000	146,239
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/35	225,000	241,814
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/35	470,000	508,686

		$2,331,432
Oregon - 0.9%
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 10/01/26 (n)	$800,000	$814,560
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/29	105,000	111,935
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/30	20,000	22,020
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/36	120,000	130,154
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/40	135,000	145,457
Multnomah County, OR, Hospital Facilities Authority Rev. (Mirabella at South Waterfront Project), “A”, 5.4%, 10/01/44	85,000	93,290
Multnomah County, OR, Hospital Facilities Authority Rev. (Mirabella at South Waterfront Project), “A”, 5.5%, 10/01/49	110,000	121,375

		$1,438,791
Pennsylvania - 9.5%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 8/15/29	$560,000	$627,194
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/35	125,000	130,568
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/42	535,000	557,524
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/27	120,000	122,123
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/37	155,000	156,758
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/34	45,000	47,835
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/41	355,000	367,056

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 1/01/29	$890,000	$1,019,175
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 12/15/16	440,000	441,056
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 12/15/26	1,000,000	1,002,400
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/39	50,000	52,493
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/46	25,000	26,132
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/30	35,000	37,851
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/35	40,000	42,439
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/27	60,000	69,173
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/35	25,000	27,482
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/43	1,425,000	1,582,178
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/37	1,200,000	424,596
Luzerne County, PA, AGM, 6.75%, 11/01/23	540,000	644,765
Montgomery County, PA Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/36	820,000	870,217
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 4/01/36	90,000	93,239
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 11/15/28	440,000	467,355
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/50	1,180,000	1,194,715
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/26	55,000	62,907
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/30	130,000	142,154
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/34	1,030,000	1,115,706
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	325,000	362,427

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/30	$100,000	$107,923
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/33	290,000	305,480
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	390,000	413,318
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/33	100,000	112,555
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/43	145,000	167,420
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	120,000	135,563
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	170,000	194,487
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 4/01/28	1,835,000	1,859,773
Washington County, PA, Industrial Development Authority Rev., First Mortgage (AHF/Central Project), 8.5%, 1/01/29	964,000	986,625
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/30	40,000	42,271
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/35	70,000	72,695

		$16,085,628
Puerto Rico - 2.5%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/47	$75,000	$75,029
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.5%, 7/01/29	10,000	10,501
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/16	35,000	35,695
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	20,000	20,555
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	15,000	15,531
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/20	5,000	5,078
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/24	5,000	4,964
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	15,000	15,312
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/19	80,000	81,806
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/22	30,000	30,259

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/26	$645,000	$610,073
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/17	60,000	60,310
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/18	40,000	40,008
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/20	20,000	18,861
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/21	65,000	63,233
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/22	75,000	71,850
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/27	125,000	112,539
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	50,000	43,251
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	70,000	58,738
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	55,000	44,290
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	30,000	24,053
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 8/01/26	155,000	198,970
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 8/01/26	1,645,000	2,111,654
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	785,000	547,514

		$4,300,074

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - 0.6%
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 5/15/39	$840,000	$987,596

South Carolina - 1.8%
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 12/01/30	$500,000	$511,785
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	645,000	689,731
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/32	260,226	263,882
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/47	150,941	147,604
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	111,525	10,913
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	102,359	10,016
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/48	50,000	51,211
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/43	355,000	392,531
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/43	845,000	934,333

		$3,012,006
South Dakota - 0.2%
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/34	$295,000	$324,771

Tennessee - 4.0%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	$1,295,000	$1,414,179
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 7/01/31	1,455,000	1,520,679
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board, First Mortgage (AHF/Tennessee Project), 8.5%, 1/01/29	944,000	966,156
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 9/01/36	225,000	234,187
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	2,185,000	2,491,490
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/24	75,000	87,359

		$6,714,050

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - 12.3%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/24	$395,000	$406,321
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 1/01/34	55,000	55,731
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/33	600,000	641,064
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/33	130,000	155,162
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/41	100,000	112,220
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/42	520,000	550,295
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/43	210,000	250,314
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/40	320,000	368,474
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/45	200,000	231,004
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	465,000	508,645
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	980,000	1,069,758
Dallas County, TX, Flood Control District, 7.25%, 4/01/32	1,000,000	1,003,110
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 8/15/34	1,065,000	1,190,212
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/44	130,000	137,760
Gregg County, TX, Health Facilities Development Corp. Hospital Rev., (Good Shepherd Obligated Group), “A”, FRN, 4.026%, 10/01/29 (Put Date 3/01/17)	500,000	507,990
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/25	135,000	140,887
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/28	500,000	500,895
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/32	330,000	363,482
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/35 (Prerefunded 12/01/18)	235,000	283,196
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/31	140,000	155,123
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/32	20,000	22,026

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/33	$50,000	$55,023
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/41	90,000	26,131
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/46	220,000	48,985
Houston, TX, Airport System Rev., “B”, 5%, 7/01/26	210,000	239,929
Houston, TX, Airport System Rev., Special Facilities (Continental Airlines, Inc.), 6.5%, 7/15/30	555,000	648,917
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/29	875,000	924,149
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/20	155,000	163,942
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/24	395,000	427,418
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/30	265,000	279,307
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/31	190,000	208,500
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/23	520,000	523,994
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/39 (Prerefunded 8/15/19)	250,000	297,550
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2/15/37 (Prerefunded 2/15/17)	75,000	81,129
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/30	35,000	37,822
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/35	30,000	31,842
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/47	85,000	89,241
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	215,000	231,282
North Texas Tollway Authority Rev., 6%, 1/01/38	970,000	1,131,709
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 9/01/31	710,000	807,937
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 5/01/26	840,000	842,688
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.5%, 11/15/34	130,000	151,483

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.75%, 11/15/44	$235,000	$275,295
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 8%, 11/15/49	170,000	201,848
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “B-2”, 5%, 11/15/19	25,000	25,040
San Jacinto, TX, Community College District, 5.125%, 2/15/38	550,000	602,668
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 11/15/29	65,000	70,619
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.125%, 5/15/37	65,000	65,209
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 11/15/44	525,000	571,226
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 11/15/44	980,000	969,259
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/44	75,000	78,295
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/49	45,000	46,944
Tarrant Cultural Education Facilities Finance Corp. Retirement Facility (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/30	195,000	205,895
Tarrant Cultural Education Facilities Finance Corp. Retirement Facility (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/36	370,000	381,244
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	190,000	207,172
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	210,000	259,064
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	170,000	205,306
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 8/15/30	245,000	283,333
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/36	435,000	171,521
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	110,000	128,270

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	$165,000	$190,826

		$20,841,681
U.S. Virgin Islands - 0.2%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	$255,000	$289,012

Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/24	$10,000	$11,474
Burlington, VT, Airport Rev., “A”, 4%, 7/01/28	110,000	110,517
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/30	20,000	22,104
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/36 (Put Date 4/02/18)	220,000	223,487

		$367,582
Virginia - 1.5%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	$515,000	$535,306
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5%, 1/01/46	70,000	69,239
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/46	165,000	169,059
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	595,000	684,226
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	950,000	1,031,672

		$2,489,502
Washington - 4.1%
King County, WA, Sewer Rev., 5%, 1/01/40	$1,765,000	$1,962,786
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 10/01/36	1,405,000	1,604,496
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 12/01/32	120,000	128,328
Tacoma, WA, Housing Authority Multi-Family Rev. (Redwood Juniper, Pine Tree Harbor and Conifer South Projects), GNMA, 5%, 5/20/25	35,000	35,012
Tacoma, WA, Housing Authority Multi-Family Rev. (Redwood/Juniper, Pine Tree Harbor, & Conifer South Projects), GNMA, 5.05%, 11/20/37	35,000	35,001
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 8/15/39	560,000	666,372

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 10/01/33	$1,395,000	$1,543,595
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/34	355,000	386,709
Washington Housing Finance Community Nonprofit Housing Rev. (Rockwood Retirement Communities), 5.125%, 1/01/20	505,000	505,237

		$6,867,536
West Virginia - 0.2%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/29	$50,000	$54,856
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/30	105,000	114,829
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 6/01/34	165,000	169,544

		$339,229
Wisconsin - 4.6%
Wisconsin General Fund Annual Appropriation Rev., “A”, 5.75%, 5/01/33	$840,000	$971,897
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/26	250,000	283,020
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/28	75,000	84,095
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 5/01/31 (Prerefunded 5/01/21)	920,000	1,117,726
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 5/01/41 (Prerefunded 5/01/21)	605,000	752,015
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 8/15/34	865,000	888,355
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 4%, 9/01/20	50,000	51,805
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 5%, 9/01/25	35,000	37,102
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 5%, 9/01/30	60,000	60,884
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/38	80,000	79,450
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/35	190,000	186,025
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/29	140,000	143,504
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/34	125,000	130,814

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/44	$120,000	$126,577
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/49	155,000	165,728
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “B-3”, 3.75%, 11/15/19	90,000	90,635
Wisconsin Public Finance Authority Student Housing Rev., (Western Carolina University Project), 5.25%, 7/01/47	235,000	241,122
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/22	175,000	193,604
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/28	1,825,000	2,025,732
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/42	95,000	100,300

		$7,730,390
Total Municipal Bonds (Identified Cost, $238,548,863)		$258,088,036

Money Market Funds - 3.2%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	5,427,852	$5,427,852
Total Investments (Identified Cost, $243,976,715)		$263,515,888

Other Assets, Less Liabilities - 1.7%		2,908,666
ARPS (issued by the fund) - (3.3)%		(5,625,000)
VMTPS (issued by the fund) - (54.4)%		(91,875,000)
Net assets applicable to common shares - 100.0%		$168,924,554

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,340,798 representing 1.4% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.75%, 12/01/16	8/27/93	$547,568	$545,654
% of Net assets applicable to common shares			0.3%

The following abbreviations are used in this report and are defined:

ARPS	Auction Rate Preferred Shares
COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 5/31/15

Futures Contracts at 5/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	221	$28,218,938	September - 2015	$(129,692)
U.S. Treasury Bond 30 yr (Short)	USD	31	4,824,375	September - 2015	(48,538)

					$(178,230)

At May 31, 2015, the fund had cash collateral of $403,750 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $238,548,863)	$258,088,036
Underlying affiliated funds, at cost and value	5,427,852
Total investments, at value (identified cost, $243,976,715)	$263,515,888
Deposits with brokers	403,750
Receivables for
Investments sold	1,869,201
Interest	3,826,939
Deferred VMTPS offering costs	72,554
Other assets	18,781
Total assets	$269,707,113
Liabilities
Payables for
Distributions on common shares	$15,447
Distributions on ARPS	151
Daily variation margin on open futures contracts	90,797
Investments purchased	2,968,159
Interest expense	105,840
Payable to affiliates
Investment adviser	22,409
Transfer agent and dividend disbursing costs	962
Payable for independent Trustees’ compensation	282
Accrued expenses and other liabilities	78,512
VMTPS, at liquidation value	91,875,000
Total liabilities	$95,157,559
ARPS, at liquidation value	$5,625,000
Net assets applicable to common shares	$168,924,554
Net assets consist of
Paid-in capital-common shares	$208,598,720
Unrealized appreciation (depreciation) on investments	19,360,943
Accumulated net realized gain (loss) on investments	(60,599,885)
Undistributed net investment income	1,564,776
Net assets applicable to common shares	$168,924,554
ARPS, at liquidation value (133 shares of Series T and 92 shares of Series W issued and outstanding at $25,000 per share)	$5,625,000
VMTPS, at liquidation value (3,675 shares of Series 2016/9 issued and outstanding at $25,000 per share)	91,875,000
Total preferred shares	$97,500,000
Net assets including preferred shares	$266,424,554
Common shares of beneficial interest issued and outstanding	31,503,658
Net asset value per common share (net assets of $168,924,554 / 31,503,658 shares of beneficial interest outstanding)	$5.36

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$7,370,918
Dividends from underlying affiliated funds	2,072
Total investment income	$7,372,990
Expenses
Management fee	$1,004,335
Transfer agent and dividend disbursing costs	11,756
Administrative services fee	26,182
Independent Trustees’ compensation	14,126
Stock exchange fee	14,348
ARPS service fee	2,800
Custodian fee	12,289
Shareholder communications	15,222
Audit and tax fees	41,905
Legal fees	2,488
Amortization of VMTPS offering costs	27,859
Interest expense	593,035
Miscellaneous	42,138
Total expenses	$1,808,483
Fees paid indirectly	(9)
Net expenses	$1,808,474
Net investment income	$5,564,516
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$377,204
Futures contracts	(579,226)
Net realized gain (loss) on investments	$(202,022)
Change in unrealized appreciation (depreciation)
Investments	$(1,558,057)
Futures contracts	112,689
Net unrealized gain (loss) on investments	$(1,445,368)
Net realized and unrealized gain (loss) on investments	$(1,647,390)
Distributions declared to shareholders of ARPS	$(3,615)
Change in net assets from operations	$3,913,511

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended	Year ended
	5/31/15	11/30/14
Change in net assets	(unaudited)
From operations
Net investment income	$5,564,516	$10,138,752
Net realized gain (loss) on investments	(202,022)	(1,920,165)
Net unrealized gain (loss) on investments	(1,445,368)	15,733,685
Distributions declared to shareholders of ARPS	(3,615)	(6,000)
Change in net assets from operations	$3,913,511	$23,946,272
Distributions declared to common shareholders
From net investment income	$(4,914,571)	$(9,860,646)
Total change in net assets	$(1,001,060)	$14,085,626
Net assets applicable to common shares
At beginning of period	169,925,614	155,839,988
At end of period (including undistributed net investment income of $1,564,776 and $918,446, respectively)	$168,924,554	$169,925,614

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/15 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$3,913,511
Distributions to shareholders of ARPS	3,615
Change in net assets from operations excluding distributions declared to shareholders of ARPS	$3,917,126
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(27,310,962)
Proceeds from disposition of investment securities	33,083,420
Payments for futures contracts	(579,226)
Purchases of short-term investments, net	(5,427,785)
Realized gain/loss on investments	(377,204)
Realized gain/loss on futures contracts	579,226
Unrealized appreciation/depreciation on investments	1,558,057
Net amortization/accretion of income	(678,620)
Amortization of VMTPS offering costs	27,859
Decrease in interest receivable	190,239
Decrease in accrued expenses and other liabilities	(30,691)
Decrease in payable for daily variation margin on open futures contracts	(7,016)
Increase in deposits with brokers	(48,850)
Increase in other assets	(18,342)
Increase in payable for interest expense	7,975
Net cash provided by operating activities	$4,885,206
Cash flows from financing activities:
Cash distributions paid on common shares	(4,916,710)
Cash distributions paid on ARPS	(3,549)
Net cash used by financing activities	$(4,920,259)
Net decrease in cash	$(35,053)
Cash:
Beginning of period	$35,053
End of period	$—

Supplemental disclosure of cash flow information:

Cash paid during the six months ended May 31, 2015 for interest was $585,060.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/15		Years ended 11/30
Common Shares			2014		2013		2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$5.39		$4.95		$5.60		$4.75	$4.74	$4.68
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.32		$0.33		$0.36	$0.39	$0.42
Net realized and unrealized gain (loss) on investments	(0.05)		0.43		(0.66)		0.72	0.02	0.04
Distributions declared to shareholders of ARPS	(0.00	)(w)	(0.00	)(w)	(0.00	)(w)	(0.01)	(0.01)	(0.01)
Total from investment operations	$0.13		$0.75		$(0.33)		$1.07	$0.40	$0.45
Less distributions declared to common shareholders
From net investment income	$(0.16)		$(0.31)		$(0.32)		$(0.37)	$(0.39)	$(0.39)
Net increase resulting from tender and repurchase of ARPS	$—		$—		$—		$0.15	$—	$—
Net asset value, end of period (x)	$5.36		$5.39		$4.95		$5.60	$4.75	$4.74
Market value, end of period	$4.76		$4.74		$4.44		$5.83	$5.03	$5.00
Total return at market value (%) (p)	3.67	(n)	13.99		(18.74)		24.17	9.34	13.94
Total return at net asset value (%) (j)(r)(s)(x)	2.66	(n)	16.27		(5.68)		26.30 (y)	8.92	9.63
Ratios (%) (to average net assets applicable to common shares) and Supplemental data:
Expenses before expense reductions (f)(p)	2.12	(a)	2.19		2.20		1.75	1.58	1.55
Expenses after expense reductions (f)(p)	N/A		2.19		2.20		1.73	1.56	1.55
Net investment income (p)	6.52	(a)	6.17		6.24		6.94	8.39	8.58
Portfolio turnover	11	(n)	11		19		16	22	10
Net assets at end of period (000 omitted)	$168,925		$169,926		$155,840		$176,477	$149,232	$148,521
Supplemental Ratios (%):
Ratio of expenses to average net assets applicable to common shares after expense reductions and excluding interest expense and fees (f)(l)(p)	1.42	(a)	1.45		1.44		1.44	N/A	N/A
Ratio of expenses to average net assets applicable to common shares, ARPS, and VMTPS after expense reductions and excluding interest expense and fees (f)(l)(p)	0.91	(a)	0.91		0.91		0.90	0.93	0.94
Net investment income available to common shares	6.52	(a)	6.17		6.24		6.82	8.18	8.32

Financial Highlights – continued

	Six months ended 5/31/15	Years ended 11/30
		2014	2013	2012	2011	2010
	(unaudited)
Senior Securities:
ARPS	225	225	225	225	3,900	3,900
VMTPS	3,675	3,675	3,675	3,675	—	—
Total preferred shares outstanding	3,900	3,900	3,900	3,900	3,900	3,900
Asset coverage per preferred share (k)	$68,314	$68,571	$64,959	$70,250	$63,265	$63,082
Involuntary liquidation preference per preferred share (m)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Average market value per preferred share (m)(u)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including liquidation preference of ARPS and VMTPS) from the fund’s total assets and dividing this number by the total number of preferred shares outstanding.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets and interest expense paid to shareholders of VMTPS. For the year ended November 30, 2012, the expense ratio also excludes fees and expenses related to the tender and repurchase of a portion of the fund’s ARPS.
(m)	Amount excludes accrued unpaid distributions on ARPS and accrued interest on VMTPS.
(n)	Not annualized.
(p)	Ratio excludes dividend payments on ARPS.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(u)	Average market value represents the approximate fair value of each of the fund’s ARPS and VMTPS.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	Included in the total return at net asset value for the year ended November 30, 2012 is the impact of the tender and repurchase by the fund of a portion of its ARPS at 95% of the ARPS’ per share liquidation preference. Had this transaction not occurred, the total return at net asset value for the year ended November 30, 2012 would have been lower by 2.64%.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS High Income Municipal Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects

Notes to Financial Statements (unaudited) – continued

that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

In April 2015, FASB issued Accounting Standards Update 2015-03, Interest – Imputation of Interest (Topic 835-30) – Simplifying the Presentation of Debt Issuance Costs (“ASU 2015-03”). For entities that issue debt which is carried at an amount other than fair value, ASU 2015-03 changes the accounting for debt issuance costs. Although still evaluating the potential impacts of ASU 2015-03, management expects that the effects of the fund’s adoption will be limited to the reclassification of any unamortized debt issuance costs on the fund’s Statement of Assets and Liabilities and the modification of related accounting policy financial statement disclosures. ASU 2015-03 will first be effective for annual reporting periods beginning after December 15, 2015, and interim periods within those annual periods.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of

Notes to Financial Statements (unaudited) – continued

derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of May 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$258,088,036	$—	$258,088,036
Mutual Funds	5,427,852	—	—	5,427,852
Total Investments	$5,427,852	$258,088,036	$—	$263,515,888

Other Financial Instruments
Futures Contracts	$(178,230)	$—	$—	$(178,230)

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce

Notes to Financial Statements (unaudited) – continued

or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(178,230)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(579,226)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$112,689

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms

Notes to Financial Statements (unaudited) – continued

are contract specific for uncleared derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional

Notes to Financial Statements (unaudited) – continued

securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended May 31, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, defaulted bonds, derivative transactions, and non-deductible expenses that result from the treatment of VMTPS as equity for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/14
Ordinary income (including any short-term capital gains)	$117,934
Tax-exempt income	10,951,944
Total distributions	$11,069,878

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/15
Cost of investments	$242,106,888
Gross appreciation	23,548,406
Gross depreciation	(2,139,406)
Net unrealized appreciation (depreciation)	$21,409,000

As of 11/30/14
Undistributed ordinary income	7,922
Undistributed tax-exempt income	1,548,243
Capital loss carryforwards	(61,716,808)
Post-October capital loss deferral	(325,574)
Other temporary differences	(637,719)
Net unrealized appreciation (depreciation)	22,450,830

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

Notes to Financial Statements (unaudited) – continued

As of November 30, 2014, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
11/30/15	$(6,016,727)
11/30/16	(21,680,852)
11/30/17	(17,871,725)
11/30/18	(4,840,268)
11/30/19	(5,512,578)
Total	$(55,922,150)

Post-enactment losses which are characterized as follows:
Short-Term	$(1,586,669)
Long-Term	(4,207,989)
Total	$(5,794,658)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets (including the value of the auction rate preferred shares and variable rate municipal term preferred shares).

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses other than the auction rate preferred shares service fees, such that total fund operating expenses do not exceed 0.90% annually of the fund’s average daily net assets (including the value of the auction rate preferred shares and variable rate municipal term preferred shares). This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2016. For the six months ended May 31, 2015, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund’s common shares. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2015, these fees paid to MFSC amounted to $3,385.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets (including the value of the auction rate preferred shares and variable rate municipal term preferred shares). The administrative services fee incurred for the six months ended May 31, 2015 was equivalent to an annual effective rate of

Notes to Financial Statements (unaudited) – continued

0.0195% of the fund’s average daily net assets (including the value of the auction rate preferred shares and variable rate municipal term preferred shares).

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended May 31, 2015, the fee paid by the fund under this agreement was $306 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended May 31, 2015, purchases and sales of investments, other than short-term obligations, aggregated $28,170,691 and $32,539,192, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The fund reserves the right to repurchase shares of beneficial interest of the fund subject to Trustee approval. During the six months ended May 31, 2015 and the year ended November 30, 2014, the fund did not repurchase any shares. There were no other transactions in fund shares for the six months ended May 31, 2015 and the year ended November 30, 2014.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements

Notes to Financial Statements (unaudited) – continued

with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended May 31, 2015, the fund’s commitment fee and interest expense were $293 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	68	32,700,470	(27,272,686)	5,427,852

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,072	$5,427,852

(8) Preferred Shares

The fund has 133 shares issued and outstanding of Auction Rate Preferred Shares (ARPS), series T, and 92 shares of ARPS, series W. Dividends are cumulative at a rate that is reset every seven days for both series through an auction process. If the ARPS are unable to be remarketed on a remarketing date as part of the auction process, the fund would be required to pay the maximum applicable rate on ARPS to holders of such shares for successive dividend periods until such time when the shares are successfully remarketed. The maximum rate on ARPS rated aa3/AA- or better is equal to 110% of the higher of (i) the Taxable Equivalent of the Short-Term Municipal Bond Rate or (ii) the “AA” Composite Commercial Paper Rate.

Since February 2008, regularly scheduled auctions for ARPS issued by closed end funds, including this fund, have consistently failed because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the previously defined “maximum rate”. During the six months ended May 31, 2015, the ARPS dividend rates ranged from 0.09% to 0.21% for series T and from 0.09% to 0.21% for series W. For the six months ended May 31, 2015, the average dividend rate was 0.13% for both series T and series W. These developments with respect to ARPS do not affect the management or investment policies of the fund. However, one implication of these auction failures for common shareholders is that the fund’s cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the fund’s future common share earnings may be lower than they otherwise would have been.

The fund pays an annual service fee to broker-dealers with customers who are beneficial owners of the ARPS. The service fee is equivalent to 0.25% of the applicable

Notes to Financial Statements (unaudited) – continued

ARPS liquidation value while the ARPS auctions are successful or to 0.15% or less, varying by broker-dealer, while the auctions are failing. The outstanding ARPS are redeemable at the option of the fund in whole or in part at the liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The ARPS are also subject to mandatory redemption if certain requirements relating to its asset maintenance coverage are not satisfied.

In addition to ARPS, the fund has 3,675 shares issued and outstanding of Variable Rate Municipal Term Preferred Shares (VMTPS), series 2016/9. The outstanding VMTPS are redeemable at the option of the fund in whole or in part at the liquidation preference of $25,000 per share, plus accumulated and unpaid dividends, but generally solely for the purpose of decreasing the leverage of the fund. The VMTPS are subject to a mandatory term redemption date of September 30, 2016 unless extended through negotiation with the private investors. There is no assurance that the term of the VMTPS will be extended or that the VMTPS will be replaced with any other preferred shares or other form of leverage upon the redemption of the VMTPS. Six months prior to the term redemption date of the VMTPS, the fund is required to begin to segregate liquid assets with the fund’s custodian to fund the redemption. Dividends on the VMTPS are cumulative and are set weekly to a fixed spread against the Securities Industry and Financial Markets Association Municipal Swap Index. During the six months ended May 31, 2015, the VMTPS dividend rates ranged from 1.27% to 1.36%. For the six months ended May 31, 2015, the average dividend rate was 1.30%.

In the fund’s Statement of Assets and Liabilities, the VMTPS aggregate liquidation preference is shown as a liability since they have a stated mandatory redemption date. Dividends paid to VMTPS are treated as interest expense and recorded as incurred. For the six months ended May 31, 2015, interest expense related to VMTPS amounted to $593,035 and is included in “Interest expense” in the Statement of Operations. Costs directly related to the issuance of the VMTPS are considered debt issuance costs which have been deferred and are being amortized into expense over the life of the VMTPS. The period-end carrying value for the VMTPS in the fund’s Statement of Assets and Liabilities is its liquidation value which approximates its fair value and its fair value would be considered level 2 under the fair value hierarchy.

Under the terms of a purchase agreement between the fund and the investor in VMTPS, there are investment-related requirements that are in various respects more restrictive than those to which the fund is otherwise subject in accordance with its investment objectives and policies. In addition, the fund is subject to certain restrictions on its investments imposed by guidelines of the rating agencies that rate the ARPS and the VMTPS, which guidelines may be changed by the applicable rating agency, in its sole discretion, from time to time. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the fund by the Investment Company Act of 1940 (the “1940 Act”). Such restrictions may limit the investment flexibility that might otherwise be pursued by the fund if the VMTPS were not outstanding.

The fund is required to maintain certain asset coverage with respect to the ARPS and VMTPS as defined in the fund’s governing documents and the 1940 Act and, as such, is not permitted to declare common share dividends unless the fund’s ARPS and VMTPS

Notes to Financial Statements (unaudited) – continued

have a minimum asset coverage ratio of 200% after declaration of the common share dividends. With respect to the payment of dividends and as to the distribution of assets of the fund, ARPS and VMTPS rank on parity with each other, and are both senior in priority to the fund’s outstanding common shares. To the extent that investments are purchased by the fund with proceeds from the issuance of preferred shares, including ARPS and VMTPS, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund. Changes in the value of the fund’s portfolio will be borne entirely by the common shareholders. It is possible that the fund will be required to sell assets at a time when it may be disadvantageous to do so in order to redeem preferred shares to comply with asset coverage or other restrictions including those imposed by the rating agencies that rate the preferred shares. There is no assurance that the fund’s leveraging strategy will be successful.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS High Income Municipal Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS High Income Municipal Trust (the Fund), including the portfolio of investments, as of May 31, 2015, and the related statements of operations, changes in net assets and cash flows and the financial highlights for the six-month period ended May 31, 2015. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2014 and the financial highlights for each of the five years in the period ended November 30, 2014, and in our report dated January 15, 2015, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 16, 2015

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2014 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

Additional information about the fund (e.g. performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: CXE

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS High Income Municipal Trust
Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/14-12/31/14	0	N/A	0	3,150,365
1/01/15-1/31/15	0	N/A	0	3,150,365
2/01/15-2/28/15	0	N/A	0	3,150,365
3/01/15-3/31/15	0	N/A	0	3,150,365
4/01/15-4/30/15	0	N/A	0	3,150,365
5/01/15-5/31/15	0	N/A	0	3,150,365
Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2015 plan year is 3,150,365.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS HIGH INCOME MUNICIPAL TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: July 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: July 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2015

*	Print name and title of each signing officer under his or her signature.